STOCK OPTIONS (Details 9) - $ / shares	2 Months Ended	9 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Exercise Price		$ 0.48	$ 0.18
Stock Options Outstanding	11,800,000	14,965,000
Number exercisable	4,654,166	7,743,332
Remaining Contractual Life (Years)	2 years 3 months 18 days	2 years 6 months 7 days
Options [Member] | Exercise Prices 1 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.15	$ 0.15
Stock Options Outstanding	1,840,000	200,000
Number exercisable	1,777,500	200,000
Remaining Contractual Life (Years)	6 months	1 month 17 days
Expiry period	July 2024	November 2024
Options [Member] | Exercise Prices 2 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.15	$ 0.30
Stock Options Outstanding	200,000	1,000,000
Number exercisable	200,000	1,000,000
Remaining Contractual Life (Years)	10 months 24 days	6 months 29 days
Expiry period	November 2024	April 2025
Options [Member] | Exercise Prices 3 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.30	$ 0.16
Stock Options Outstanding	1,000,000	1,150,000
Number exercisable	850,000	1,150,000
Remaining Contractual Life (Years)	1 year 3 months 18 days	7 months 24 days
Expiry period	April 2025	May 2025
Options [Member] | Exercise Prices 4 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.16	$ 0.15
Stock Options Outstanding	1,150,000	85,000
Number exercisable	1,150,000	85,000
Remaining Contractual Life (Years)	1 year 4 months 24 days	1 year 1 month 6 days
Expiry period	May 2025	November 2025
Options [Member] | Exercise Prices 5 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.15	$ 0.15
Stock Options Outstanding	85,000	300,000
Number exercisable	85,000	300,000
Remaining Contractual Life (Years)	1 year 9 months 18 days	1 year 6 months 18 days
Expiry period	November 2025	April 2026
Options [Member] | Exercise Prices 6 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.15	$ 0.15
Stock Options Outstanding	300,000	4,475,000
Number exercisable	150,000	4,475,000
Remaining Contractual Life (Years)	2 years 3 months 18 days	2 years 3 months 10 days
Expiry period	April 2026	January 2027
Options [Member] | Exercise Prices 7 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.15	$ 0.30
Stock Options Outstanding	6,225,000	400,000
Number exercisable	400,000	116,666
Remaining Contractual Life (Years)	3 years	2 years 11 months 15 days
Expiry period	January 2027	September 2027
Options [Member] | Exercise Prices 8 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.30	$ 0.39
Stock Options Outstanding	400,000	600,000
Number exercisable		416,666
Remaining Contractual Life (Years)	3 years 8 months 12 days	3 years 1 month 17 days
Expiry period	September 2027	November 2027
Options [Member] | Exercise Prices 9 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.39	$ 84
Stock Options Outstanding	600,000	5,355,000
Number exercisable	41,666
Remaining Contractual Life (Years)	3 years 10 months 24 days	2 years 11 months 1 day
Expiry period	November 2027	August 2027
Options [Member] | Exercise Prices 10 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price		$ 0.84
Stock Options Outstanding		1,400,000
Number exercisable
Remaining Contractual Life (Years)		4 years 11 months 1 day
Expiry period		August 2029